Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of name of related parties and relationships

Related Party	Relationship
Dmedia Holding LP (“Dmedia”)	Major stockholder
Well Thrive Limited (“WTL”)	Major stockholder
Yuanjiu Inc. (“Yuanjiu”)	Stockholder; Albert Hsu, a Director of Aerkomm, is the Chairman
AA Twin Associates Ltd. (“AATWIN”)	Georges Caldironi, COO of Aerkomm, is sole owner
WISD Intellectual Property Agency, Ltd. (“WISD”)	Patrick Li, Director of Aircom, is the Chairman; Chih-Ming (Albert) Hsu, Director of the Company, is a Director
Louis Giordimaina	CEO of Aerkomm
Bummy Wu	A stockholder

Schedule of significant related party transactions

	June 30,	December 31,
	2020	2019	2018
	(Unaudited)
Inventory prepayment to:
Yuanjiu[1]	$180,710	$-	$-
Temporary deposit to Bummy Wu2	$-	$-	$100,067
Short-term loan from WTL[3]	$272,211	$-	$-
Other payable to:
AATWIN[4]	$90,430	$-	$-
Others[5]	63,299	30,971	173,854
Total	$153,729	$30,971	$173,854

1.	Represents inventory prepayment paid to Yuanjiu. On May 11, 2020, the Company entered into a product purchase agreement with Yuanjiu to purchase 100 sets of the AirCinema Cube to be installed on aircraft of commercial airline customers. The total purchase amount under this agreement was $1,807,100 and the Company paid 10% of the total amount as an initial deposit. On July 15, 2020, the Company signed a second product purchase agreement with Yuanjiu for an additional 100 sets of the AirCinema Cube for the same purchase amount and paid a 10% initial deposit of $180,710 (unaudited) on this agreement as well.

2.	In November 2018, Aircom HK's bank account was temporarily frozen by its local bank in Hong Kong (the "HK bank") due to Aircom HK's failure to timely submit to the HK bank corporate documentation relating to the corporate organization and good standing of Aircom HK's parent company, Aircom, and Aircom's parent company, Aerkomm. To avoid a potential cash flow issue resulting from this temporary account freeze, Aircom HK withdrew $100,067 in cash from the HK bank and temporarily deposited it in an existing related party's bank account at a different bank for safe keeping. The Aircom HK's bank account with the HK bank was reactivated by the HK bank subsequently and the cash that was transferred to the related party's account was redeposited into Aircom HK's bank account at the HK bank in February 2019.

3.	Represents short-term loan from WTL due to operational needs. The original loan amount was approximately $2.64M (NTD 80,000,000). The loan agreement will terminate on December 31, 2021. As of June 30, 2020, the outstanding balance was $272,211 (NTD 8,013,903) (unaudited), including the loan principal of $261,549 (NTD 7,700,000) (unaudited) and interest payable of $10,662 (NTD 313,903) (unaudited).

4.	Represents payable to AATWIN due to consulting agreement on January 1, 2019. The monthly consulting fee is EUR 15,120 (approximately $17,000) and will be expired December 31, 2021.

5.	Represents payable to employees as a result of regular operating activities.

Schedule of expenses paid by related party
	Six Months Ended June 30,		Year Ended December 31,
	2020	2019	2019	2018
	(Unaudited)	(Unaudited)
Consulting expense charged by AATWIN	$100,221	$-	$-	$-
Interest expense charged by WTL	9,067	-	-	-
Interest expense charged by Dmedia	-	1,744	1,744	3,116
Legal fee paid to WISD	-	-	-	10,779
Consulting fee paid to Louis Giordimaina	-	-	-	222,246